Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Lipper Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.22%	10.61%	10.29%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		10.07%	11.41%	12.36%
Performance Inception Date					Mar. 25, 2013
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	10.00%	10.96%
Performance Inception Date					Mar. 25, 2013
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	8.88%	9.93%
Performance Inception Date					Mar. 25, 2013

[1]	An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification.